Contingencies and commitments - Additional information (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 06, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments		$ 1,872.0	$ 1,400.0
Contractually committed decarbonisation capital commitments		114.0	123.0
Borrowings		12,442.0	13,001.0
Notional amount		$ 890.0	1,050.0
Oyu Tolgoi LLC
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (%)		66.00%
Oyu Tolgoi LLC | Project Finance Debt
Disclosure of contingent liabilities [line items]
Borrowings		$ 5,500.0	4,700.0
Oyu Tolgoi LLC | Project Finance Debt | External Third Party Lenders
Disclosure of contingent liabilities [line items]
Borrowings		$ 3,900.0	3,900.0
Erdenes Oyu Tolgoi LLC
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (%)		34.00%
Larger Than Twenty Five Years
Disclosure of contingent liabilities [line items]
Other commitments		$ 154.0	173.0
Due within 1 year
Disclosure of contingent liabilities [line items]
Other commitments		27.0	10.0
Notional amount		174.0	169.0
Bottom of range
Disclosure of contingent liabilities [line items]
Estimated incremental capital expenditures		5,000.0
Top of range
Disclosure of contingent liabilities [line items]
Estimated incremental capital expenditures		6,000.0
Minera Escondida Ltda
Disclosure of contingent liabilities [line items]
Minera Escondida Limitada undrawn shareholder line of credit Rio Tinto share		$ 225.0	$ 225.0
Proportion of ownership interest in joint venture (%)		30.00%	30.00%
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc
Disclosure of contingent liabilities [line items]
Contractual payments	$ 10.5
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies		$ 7,500.0	$ 7,500.0
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Bonds | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies		6,200.0	6,200.0
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Debt securities | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies		$ 600.0	$ 1,100.0